Senior Unsecured Bonds - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended
	Sep. 30, 2020	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Gain loss on extinguishment of debt	$ 500
Unamortized deferred costs	2,000
2020 Senior Unsecured Bonds [Member]
Debt Instrument [Line Items]
Aggregate principal amount	$ 100,000
Interest rate	8.00%
Minimum liquidity required to declare or pay dividends	$ 60,000
Bonds repurchased		$ (9,000)	$ (9,000)	$ 0
2020 Senior Unsecured Bonds [Member] | Minimum [Member]
Debt Instrument [Line Items]
Cash and cash equivalents	$ 35,000
2020 Senior Unsecured Bonds [Member] | Maximum [Member]
Debt Instrument [Line Items]
Gross equity ratio	30.00%
2020 Senior Unsecured Bonds [Member] | Up to September 9, 2023 [Member]
Debt Instrument [Line Items]
Debt instrument redemption price margin percent	0.50%
Debt instrument redeemable percentage	103.20%
2020 Senior Unsecured Bonds [Member] | September 10, 2023 until September 9, 2024 [Member]
Debt Instrument [Line Items]
Debt instrument redeemable percentage	103.20%
2020 Senior Unsecured Bonds [Member] | September 10 , 2024 until March 9 ,2025 [Member]
Debt Instrument [Line Items]
Debt instrument redeemable percentage	101.60%
2020 Senior Unsecured Bonds [Member] | March 10, 2025 to maturity [Member]
Debt Instrument [Line Items]
Debt instrument redeemable percentage	100.00%